BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Schedule of borrowings
Borrowings are composed of the following for the years ended:

		December 31, 2019		December 31, 2018
	Maturity	Weighted average effective interest rate	$	Weighted average effective interest rate	$
Senior Unsecured Notes (a)	October 2026	7.00%	245,681	7.00%	245,252
2018 Credit Facility (b)	June 2023	4.04%	185,438	4.26%	219,084
2018 Powerband Credit Facility (c)	Various until August 2023	8.90%	17,294	9.91%	16,338
2018 Capstone Credit Facility (d)	Various until June 2023	7.84%	10,434	7.63%	7,585
Forgivable government loans (e)	January 2024 and 2026	1.25%	4,431	1.25%	6,014
Finance lease liabilities under IAS 17 (f)	Various until June 2022	—	—	3.82%	5,712
Lease liabilities under IFRS 16 (g)	Various until December 2034	6.97%	44,756	—	—
Other borrowings (h)	September 2020	0.75%	776	—	—
Total borrowings			508,810		499,985
Less: current borrowings			26,319		14,389
Total long-term borrowings			482,491		485,596

Schedule of changes in Company's liabilities arising from financing activities
The changes in the Company’s liabilities arising from financing activities can be classified as follows:

	Borrowings, non-current (excluding finance lease liabilities under IAS 17)	Borrowings, current (excluding finance lease liabilities under IAS 17)	Finance lease liabilities under IAS 17	Total
	$	$	$	$
Balance as of December 31, 2017	260,300	10,346	8,817	279,463
Cash flows:
Proceeds	942,881	49,036	—	991,917
Repayments	(710,567)	(47,109)	(4,946)	(762,622)
Debt issuance costs	(7,862)	—	—	(7,862)
Non-cash:
New finance leases under IAS 17	—	—	1,585	1,585
Additions through business acquisitions	346	728	200	1,274
Amortization of debt issuance costs	861	—	—	861
Write-off of debt issuance costs	1,045	—	—	1,045
Foreign exchange and other	(5,009)	(723)	56	(5,676)
Reclassification	(670)	670	—	—
Balance as of December 31, 2018	481,325	12,948	5,712	499,985

	Borrowings, non-current (excluding lease liabilities under IFRS 16)	Borrowings, current (excluding lease liabilities under IFRS 16)	Lease liabilities under IFRS 16	Total
	$	$	$	$
Balance as of December 31, 2018	481,325	12,948	5,712	499,985
Cash flows:
Proceeds	104,169	86,504	—	190,673
Repayments	(136,403)	(83,290)	(6,209)	(225,902)
Debt issuance costs	(70)	—	—	(70)
Non-cash:
Operating lease liabilities recognized under IFRS 16 as of January 1, 2019	—	—	31,484	31,484
New lease liabilities under IFRS 16	—	—	13,748	13,748
Disposals of lease liabilities under IFRS 16	—	—	(213)	(213)
Amounts forgiven under forgivable government loans (1)	(2,424)	—	—	(2,424)
Amortization of debt issuance costs	1,194	—	—	1,194
Foreign exchange and other	197	(96)	234	335
Reclassification	(4,169)	4,169	—	—
Balance as of December 31, 2019	443,819	20,235	44,756	508,810

(1)	Refer to forgivable government loans discussed above.